Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 24,231	$ 21,535
Level 2 | Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 25,110	$ 23,481